Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities for warrants	€ (648)	€ (13,105)	€ 395	€ (5,708)
Interest income	6,366	2,744	12,659	4,999
Foreign currency gains	2,763	1,210	7,851	1,749
Gain on other financial instruments	536	0	70	0
Other financial income	9,665	3,954	20,580	6,748
Interest expenses	(226)	(206)	(420)	(401)
Foreign currency losses	(79)	(805)	(95)	(4,119)
Losses on financial instruments	0	(133)	0	(133)
Other financial income	(305)	(1,144)	(515)	(4,653)
Financial result	€ 8,712	€ (10,295)	€ 20,460	€ (3,613)